QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Thomas S. Harman
Morgan, Lewis, Bockius
1111 Pennsylvania Avenue, Northwest
Washington, D.C. 20004
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 08/31

Date of reporting period: 05/31/10

CSI EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2010
Number of Shares	Security Description		% of Total Investments	Fair Value
	COMMON STOCKS:		98.55%
	BEVERAGES:		2.37%
12,000	Pepsico, Inc.			$ 754,680
	COMPUTER AND PERIPHERALS:		2.40%
33,000	Cisco Systems, Inc.			764,280
	COMPUTER SOFTWARE/SERVICES:		4.54%
28,000	Microsoft Corp.			722,400
17,000	SAP ADR			721,310
				1,443,710
	DRUG AND MEDICAL:		12.08%
11,500	Abbott Laboratories			546,940
10,500	Amgen, Inc.			543,690
11,000	Johnson & Johnson			641,300
14,700	Novartis AG			661,647
19,100	Roche Holdings LTD ADR			655,130
15,000	Stryker Corp.			795,450
.				3,844,157
	ELECTRONICS/EQUIPMENT:		7.21%
38,000	ABB Limited			646,380
17,200	Emerson Electric Co.			798,768
39,600	Intel Corp.			848,232
				2,293,380
	FINANCIAL:		1.90%
15,260	JPMorgan Chase & Co.			603,991

	FOOD:		4.67%
25,000	Kraft Foods, Inc.			715,000
17,100	Nestle S.A. ADR			771,894
.				1,486,894
	HOUSEHOLD:		4.04%
26,000	Kao Corporation ADR			553,800
12,000	Proctor & Gamble Co.			733,080
				1,286,880
	MANUFACTURING:		12.59%
24,100	Dupont EI			871,697
19,000	Honeywell International, Inc.			812,630
9,900	3M Co.			785,169
26,600	Unilever NV			726,446
12,000	United Technologies Corp.			808,560
				4,004,502
	MATERIALS:		2.30%
11,300	BHP Billiton LTD ADR			732,692
	MULTI-MEDIA:		2.73%
26,000	Walt Disney Co.			868,920
	OIL:		15.26%
14,100	BASF AG - ADR			736,725
14,500	Cenovus Energy Inc.			390,630
9,000	Chevron Corp.			664,830
13,700	ConocoPhillips			710,482
14,500	EnCana Corp.			447,325
12,500	Royal Dutch Shell PLC			655,000
12,300	Schlumberger Ltd.			690,645
12,000	Total Fina ADR			559,560
.				4,855,197
	RETAIL:		13.72%
13,200	Costco Wholesale Corp.			768,900
13,890	Hewlett-Packard Co.			639,079
10,000	McDonald's Corp.			668,700
12,500	Nike, Inc. Class B			904,750
20,000	Walgreen Co.			640,800
14,700	Walmart			743,232
				4,365,461
	TELECOMMUNICATIONS:		4.13%
13,100	China Telecom Ltd. ADR			610,067
22,700	Hutchison Whampoa ADR			702,792
				1,312,859
	TRANSPORTATION:		2.62%
10,000	Fedex Corporation			834,900
	UTILITIES:		5.98%
20,500	EON AG ADR			624,225
12,500	Nextera Energy Inc.			624,125
20,000	Southern Co.			654,000
				1,902,350

	Total Securities		98.55%	31,354,853
	Cash and Cash Equivalents		1.45%	460,039
	TOTAL INVESTMENTS		100.00%	$ 31,814,892

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Signficant Observable Inputs	Signficant Unobservable Inputs	Total
Common Stocks	$ 31,354,853	-	-	$ 31,354,853

THIRD MILLENNIUM RUSSIA FUND SCHEDULE OF INVESTMENTS May 31, 2010 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value

	COMMON STOCK		99.22%

	AGRICULTURE/CHEMICALS		0.75%
32,000	Stirol Concern			259,222
5,000	Uralkaliy			$ 93,800
				$ 353,022
	COAL		3.40%
1,250,000	Belon			1,268,750
58,827	Kuzbasskaya Toplivnaya			338,549
				1,607,299
	CONSTRUCTION		1.90%
50,000	Sibirskiy Cement Brd			898,750
	CONSUMER		15.26%
53,282	Data Art (1)			519,500
6,500	Kernel Holding SA			125,212
120,000	Magnit OJSC Spon GDR			2,310,000
43,000	MCB Agricole			106,004
13,600	MHP SA GDR			172,040
25,000	Mriya Agro Holding GDR			125,236
21,500	Pharmstandard Regs GDR			485,255
3,000,000	Sun Interbrew			125,249
100,000	X-5 Retail Group REG S			3,243,000
				7,211,496
	FINANCIAL		8.61%
1,350,000	Sberbank RF			3,132,000
500,000	Sberbank RF -Preferred			937,500
				4,069,500
	GAS DISTRIBUTION		11.31%
65,000	Gazprom OAO Spon ADR			1,335,750
55,000	Novatek OAO Spon GDR			4,009,500
				5,345,250
	OIL DISTRIBUTION		8.80%
6,560	A U Energy(1)			2,000,000
10,000	Rosneft Oil GDR			73,500
76,666	Tatneft Spon GDR			2,086,849
				4,160,349
	OIL PRODUCTION		10.22%
85,000	Gazprom Neft Spon ADR			1,623,500
5,000	Lukoil Oil Co. ADR			237,500
1,420,570	TNK BP Holding ORD			2,784,317
6,900	Ukrnafta			187,033
				4,832,350
	NATURAL RESOURCES		1.08%
31,500	JSC MMC Norilsk ADR			510,407
	STEEL		16.68%
842,000	Azovstal			321,102
23,200	Enakiyvckiy Metalyrginiy			572,483
77,000	Magnitogorsk GDR REGS			810,040
130,000	Mechel Steel Group			2,819,700
80,000	Novolipetsk Steel GDR 144A			2,316,000
88,500	Severstal GDR			958,455
5,000	TMK - GDR			85,000
				7,882,780
	TELECOMMUNICATIONS		7.73%
100,000	Mobile Telesystems ADR			1,923,000
2,590,000	Urkrtelecom			173,495
100,000	Vimpel Communications ADR			1,555,000
				3,651,495
	TRANSPORTATION		3.43%
100,000	Globaltrans Spons GDR			1,280,000
423,000	Stahanovskiy Vagonobudivn			342,660
				1,622,660
	UTILITIES		10.04%
45,455,000	Federal Grid Co. Unified Energy System Spon GDR			500,005
19,770,000	IDGC Holding JSC			2,599,755
3,000,000	Mosenergo			320,100
17,647,269	RusHydro			940,599
600,000,000	TGK-1			384,000
				4,744,459

698,821,874	Total Securities		99.22%	46,889,817
	Cash and Cash Equivalents		0.78%	370,885
	TOTAL INVESTMENTS		100.00%	$ 47,260,702
(1) Restricted Security and affiliated issuer   The aggregate value of such securities is 5.33% of total investments and they have been fair valued under procedures established by the Fund's Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Signficant Observable Inputs	Signficant Unobservable Inputs	Total
Common Stocks	$ 41,491,582	2,878,735	2,519,500	$ 46,889,817

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  July 28 2010

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  July 28, 2010